Consolidated Variable Interest Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Consolidated Variable Interest Entities Disclosure [Abstract]
Schedule of Variable Interest Entities

Our condensed consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised the following:

	March 31, 2017	December 31, 2016
	(in millions)
Cash and cash equivalents	$55	$57
Accounts receivable, net	14	14
Property and equipment, net	55	52
Deferred income tax assets	61	58
Other non-current assets	56	53
Accounts payable, accrued expenses and other	34	33
Long-term debt	222	212

Our consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised the following:

	December 31,
	2016	2015
	(in millions)
Cash and cash equivalents	$57	$44
Accounts receivable, net	14	15
Property and equipment, net	52	44
Deferred income tax assets	58	62
Other non-current assets	53	49
Accounts payable, accrued expenses and other	33	33
Long-term debt	212	208